Prepayment	12 Months Ended
Mar. 31, 2026
Prepayment [Abstract]
PREPAYMENT

NOTE 6 — PREPAYMENT

Prepayment consist of the following:

	As of March 31,
	2026	2025
Marketing expenses*	$449,442	$705,700
Insurance	51,967	51,434
Leasehold improvements**	—	167,097
Others	36,216	6,939
Total	537,625	931,170
Less: Amount classified as non-current asset	(198,590)	(455,148)
Amount classified as current assets	$339,035	$476,022

*	Prepaid marketing expenses were made to vendors for three-year marketing services including social media content preparation and promotion, website maintenance, market research and analysis, identification of potential customers and ongoing marketing advisory services.

**	Prepayment for leasehold improvements for the new office has already been capitalized under the Property and Equipment during the year ended March 31, 2026.